MINERAL PROPERTY COSTS	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Extractive Industries [Abstract]
MINERAL PROPERTY COSTS

7.	MINERAL PROPERTY COSTS

As at April 30, 2022, the Company had the following mining claims:

[a] Silverado Property, Nevada, United States

The Silverado property is located in the Pinto mining district of Nevada, consists of 3 patented mining claims totaling approximately 120 hectares, and is 100% owned by the Company. The carrying value of the property is $1.

[b] Tami Mosi Property, Nevada, United States

The Company holds a 100% interest in 81 unpatented lode mining claims totaling approximately 1,637 acres located in White Pine County, Nevada and four unpatented lode mining claims totaling approximately 10 acres located in the Moor Mining District, Elko County, Nevada. These mining claims are subject to a 2% net smelter royalty in favor of the prior owner of the claims. The carrying value of the property is $93,452.

8. MINERAL PROPERTY COSTS

	Beaverdell Property	Silverado Property	Tami Mosi Property	Total
	$	$	$	$

Balance, October 31, 2019	1	1	93,452	93,454
Sale of mineral property	(1)	–	–	(1)
Balance, October 31, 2020 and 2021	–	1	93,452	93,453

[a]	Beaverdell Property, Greenwood Mining Division, British Columbia, Canada

The Beaverdell property is located in British Columbia, and was 100% owned by the Company until the year ended October 31, 2020. During the year ended October 31, 2020, the Company sold its 100% interest in and to the mineral property for aggregate proceeds of CA$50,000 (USD equivalent $37,157) to be paid in two equal tranches: (i) upon signing of the sale agreement (received); and (ii) on or before April 7, 2020 (received). As a result, the Company recognized a gain on sale of $37,156 during the year ended October 31, 2020. The carrying value of the property was $1.

[b]	Silverado Property, Nevada, United States

The Silverado property is located in the Pinto mining district of Nevada, consists of 3 patented mining claims totaling approximately 120 hectares, and is 100% owned by the Company. The carrying value of the property is $1.

[c]	Tami Mosi Property, Nevada, United States

The Company holds a 100% interest in 81 unpatented lode mining claims totaling approximately 1,637 acres located in White Pine County, Nevada and four unpatented lode mining claims totaling approximately 10 acres located in the Moor Mining District, Elko County, Nevada. These mining claims are subject to a 2% net smelter royalty in favor of the prior owner of the claims.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated